Investments - Schedule of Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments.
Equity investments without readily determinable fair values	¥ 111,833	¥ 157,736
Debt investments	163,027	283,054
Equity method investments	21,305
Total investments	¥ 296,165	¥ 440,790